Schedule of Investments (unaudited) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 118.1%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$448,522

Arizona — 1.3%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,185	1,294,180
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35(a)	275	299,200
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	320	364,752

		1,958,132

California — 11.9%
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A, 4.00%, 03/01/39	980	1,067,112
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(a)	1,200	1,329,696
California Statewide Communities Development Authority, RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(a)	1,220	1,361,056
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	990	1,118,720
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	475	488,941
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	1,185	1,392,150
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,165	2,481,891
5.25%, 05/15/38	615	694,477
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,960	1,991,203
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	2,100	2,433,711

Security	Par (000)	Value

California (continued)
5.50%, 11/01/33	$1,500	$1,733,655
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	610	695,516
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	460	539,382

		17,327,510

Colorado — 3.3%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	250	264,240
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(c)	1,000	512,890
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	2,000,197
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(b)	710	767,695
Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	210	240,925
Colorado Housing & Finance Authority, RB, M/F Housing Project, Series B1, 3.40%, 10/01/54	1,000	1,023,950

		4,809,897

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	460	486,611

Florida — 6.0%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	225	243,616
5.00%, 05/01/48	555	586,430
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	5,675	6,568,699
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	180	197,541

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
5.38%, 05/01/47	$185	$200,185
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	875	989,581

		8,786,052

Georgia — 3.7%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,320	3,127,174
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	705	755,161
4.00%, 01/01/59	1,335	1,423,978

		5,306,313

Illinois — 18.0%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/46	215	242,417
Project, 5.25%, 12/01/35	700	772,121
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	400	464,212
Dedicated Revenues, Series F, 5.00%, 12/01/23	290	319,911
Dedicated Revenues, Series G, 5.00%, 12/01/34	215	246,336
5.00%, 12/01/25	295	335,179
Chicago Board of Education, GO:
5.00%, 12/01/46	245	279,584
5.00%, 12/01/46	635	678,599
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	4,545	4,818,200
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	560	599,978
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,601,730
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,863,715
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	580	623,227
5.25%, 12/01/43	2,660	2,812,099

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	$1,750	$1,875,965
Metropolitan Pier & Exposition Authority, RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/56(c)	2,165	555,539
McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	590	650,929
McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	280	313,426
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Bonds, Series B, 0.00%, 12/15/54(c)	3,020	775,476
Series B-2, 5.00%, 06/15/50	150	151,518
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,055	1,124,620
6.00%, 06/01/21	300	322,056
State of Illinois, GO:
5.25%, 02/01/31	730	796,058
5.25%, 02/01/32	1,500	1,631,580
5.50%, 07/01/33	1,500	1,641,045
5.50%, 07/01/38	340	370,559
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	225	256,948

		26,123,027

Indiana — 1.3%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	125	138,761
6.75%, 01/15/43	185	203,426
6.88%, 01/15/52	375	412,095
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	500	523,310
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	520	560,051

		1,837,643

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	905	978,558

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Midwestern Disaster Area, 5.25%, 12/01/25	$625	$670,119

		1,648,677

Kansas — 2.1%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	475	521,351
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	55	55,071
5.50%, 11/15/29	2,445	2,448,178

		3,024,600

Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,143,388
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	740	741,362

		1,884,750

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	680	734,543

Maryland — 0.7%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	135	144,682
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	770	835,997

		980,679

Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	790	900,561
UMass Boston Student Housing Project, 5.00%, 10/01/41	500	569,825
UMass Boston Student Housing Project, 5.00%, 10/01/48	875	985,556

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, 5.00%, 01/01/45	$375	$418,440
Trustees of Deerfield Academy, 5.00%, 10/01/40	375	386,490
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	317,745

		3,578,617

Michigan — 6.1%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,400	1,488,088
Grand Traverse County Hospital Finance Authority, RB, Munson Health Care Obligated Group, Series A, 5.00%, 07/01/44	1,110	1,317,415
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 3.10%, 12/01/44	6,000	6,032,460

		8,837,963

Minnesota — 4.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,790	2,143,794
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,665	2,943,492
5.25%, 02/15/58	560	665,000

		5,752,286

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	125	138,522

Nevada — 2.0%
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	2,825	2,842,487

New Jersey — 7.7%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	265	286,436
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,145	1,335,310
Transportation Program Bonds, Series S, 5.00%, 06/15/46	1,045	1,188,416

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series AA, 5.50%, 06/15/39	$2,245	$2,484,946
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	640	706,182
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	630	755,641
Series A, 5.00%, 06/01/46	1,515	1,726,585
Sub-Series B, 5.00%, 06/01/46	2,455	2,712,284

		11,195,800

New York — 4.6%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	913,698
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,005	1,064,888
5.75%, 02/15/47	615	646,064
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/21(b)	500	541,885
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(b)	1,480	1,495,229
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/50	1,600	1,772,240
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	275	286,231

		6,720,235

Ohio — 5.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	245	244,990
5.88%, 06/01/47	1,600	1,612,016
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,405	2,461,301
County of Hamilton Ohio, RB, Cincinnati Children’s Hospital Medical Center, Series CC, 5.00%, 11/15/49	925	1,360,074

Security	Par (000)	Value

Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$1,385	$1,555,535

		7,233,916

Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	560	661,573
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	850	962,812

		1,624,385

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	575	293,509

Pennsylvania — 7.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	420	469,043
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(e)	5,000	5,388,200
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	990	1,048,757
Pennsylvania Turnpike Commission, RB, Series A(b):
5.63%, 12/01/20	1,200	1,256,904
5.63%, 12/01/20	445	466,142
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,530	1,704,037

		10,333,083

Puerto Rico — 5.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	620	629,684
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,135	1,189,389
5.13%, 07/01/37	325	341,299
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	335	338,457
6.00%, 07/01/44	610	616,265

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	$897	$235,498
CAB, Series A-1, 0.00%, 07/01/51(c)	415	80,668
Series A-1, 4.75%, 07/01/53	720	742,594
Series A-1, 5.00%, 07/01/58	2,785	2,914,670
Series A-2, 4.33%, 07/01/40	338	342,468
Series A-2, 4.78%, 07/01/58	739	760,601

		8,191,593

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	2,870	2,991,143
5.00%, 06/01/50	125	133,162

		3,124,305

South Carolina — 5.1%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,081,650
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	565	658,762
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	950	1,118,691
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,500	1,692,840
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	210	239,671
Series A, 5.00%, 12/01/55	465	527,421
Series E, 5.25%, 12/01/55	945	1,096,323

		7,415,358

Tennessee — 0.5%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	240	259,512
5.25%, 10/01/58	355	430,544

		690,056

Texas — 8.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(b)	2,560	2,699,187

Security	Par (000)	Value

Texas (continued)
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	$1,140	$1,269,721
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	2,710	2,811,110
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	1,500	1,613,730
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	285	315,980
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	520	579,831
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,005	2,020,960
Texas Transportation Commission, RB, First Tier Toll Revenue:
CAB, 0.00%, 08/01/41(c)	1,000	408,400
CAB, 0.00%, 08/01/42(c)	875	337,872
5.00%, 08/01/57	235	276,381

		12,333,172

Virginia — 1.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	240	259,327
5.13%, 03/01/31	470	518,664
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	425	455,115
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,010	1,010,000

		2,243,106

Washington — 1.1%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/48(a)	1,405	1,574,078

West Virginia — 0.4%
City of Martinsburg West Virginia, RB, M/F Housing, Kings Daughters Apartments, Series A-1, 4.63%, 12/01/43	570	599,936

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.0%
Public Finance Authority, Refunding RB:
Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	$735	$802,716
Wingate University, Series A, 5.25%, 10/01/48	590	667,927

		1,470,643

Total Municipal Bonds — 118.1% (Cost — $159,554,243)		171,550,006

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 6.9%
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	1,840	2,085,971
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	3,700	3,808,558
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(g)	4,041	4,167,099

		10,061,628

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(g)	1,480	1,582,608

District of Columbia — 2.2%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	2,129	2,136,080
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,051	1,132,312

		3,268,392

Florida — 3.1%
Florida Housing Finance Corp., RB, S/F Housing, Series 1, 3.30%, 07/01/49(g)	4,500	4,591,125

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,111,797

Security	Par (000)	Value

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	$1,900	$2,105,903

Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,244	1,418,504

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,605	1,701,396

Michigan — 3.4%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,684	1,847,208
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	2,883	3,070,040

		4,917,248

New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,481	2,598,970

New York — 7.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,070	2,260,585
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	2,499	2,711,948
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,651,546
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	1,980	2,146,873

		10,770,952

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	1,066	1,138,179

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 2.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,514	$1,820,279
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,830	2,208,023

		4,028,302

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,207	2,403,648

Texas — 1.4%
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	1,140	1,207,355
3.75%, 09/01/49	809	856,719

		2,064,074

Virginia — 1.3%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(g)	1,473	1,834,305

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,671	1,848,816

Security	Par (000)	Value

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	$1,436	$1,551,368
4.45%, 05/01/57	1,794	1,939,246

		3,490,614

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.9% (Cost — $57,970,521)		60,936,461

Total Investments — 160.0% (Cost — $217,524,764)		232,486,467

Liabilities in Excess of Other Assets — (1.0)%		(1,457,148)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.4)%		(34,002,718)

Preferred Shares, at Redemption Value — (35.6)%		(51,720,548)

Net Assets Applicable to Common Shares — 100.0%		$145,306,053

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to December 1, 2030 is $10,395,418.

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	3,202,995	(3,202,995)	—	$—	$8,986	$(598)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	8	12/19/19	$1,042	$1,554
Long U.S. Treasury Bond	38	12/19/19	6,132	41,024
5-Year U.S. Treasury Note	6	12/31/19	715	1,355

				$43,933

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal Income Investment Trust (BBF)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$232,486,467	$—	$232,486,467

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$43,933	$—	$—	$43,933

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(33,904,388)	$—	$(33,904,388)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

	$—	$(85,904,388)	$—	$(85,904,388)

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